Exploration and Evaluation Assets - Disclosure of Reduced Claims to Focus of the Core Project And to Reduce its Holding Costs (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018
Disclosure of exploration and corporate expenditure [line items]
Property Disposition		$ 82	$ 1,013
Ending balance	$ 5,976	5,511
Acquisition Cost [member]
Disclosure of exploration and corporate expenditure [line items]
Acquisition costs, beginning balance	2,037
Exploration and evaluation assets [member]
Disclosure of exploration and corporate expenditure [line items]
Exploration costs, beginning balance	3,474	3,140
Geological		23
Maintenance	427	394
Property Disposition		(82)
Recovery of property cost		(32)
Foreign Exchange	37	31
Exploration costs, ending balance	3,939	3,474	3,140
Exploration cost	1
AJC Properties [member]
Disclosure of exploration and corporate expenditure [line items]
Ending balance	2,044	1,896
AJC Properties [member] | Acquisition Cost [member]
Disclosure of exploration and corporate expenditure [line items]
Acquisition costs, beginning balance	36
AJC Properties [member] | Exploration and evaluation assets [member]
Disclosure of exploration and corporate expenditure [line items]
Exploration costs, beginning balance	1,860	1,809
Geological		22
Maintenance	147	121
Property Disposition		(82)
Recovery of property cost		(32)
Foreign Exchange		22
Exploration costs, ending balance	2,008	1,860	1,809
Exploration cost	1
El Creston Project [member]
Disclosure of exploration and corporate expenditure [line items]
Ending balance	3,932	3,615
El Creston Project [member] | Acquisition Cost [member]
Disclosure of exploration and corporate expenditure [line items]
Acquisition costs, beginning balance	2,001
El Creston Project [member] | Exploration and evaluation assets [member]
Disclosure of exploration and corporate expenditure [line items]
Exploration costs, beginning balance	1,614	1,331
Geological		1
Maintenance	280	273
Foreign Exchange	37	9
Exploration costs, ending balance	$ 1,931	$ 1,614	$ 1,331